Calvert
Bond Fund
June 30, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 14.5%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$1,622	$ 1,654,499
Avant Loans Funding Trust, Series 2018-A, Class B, 3.95%, 12/15/22(1)	103	102,421
Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.50%, 7/20/21(1)	672	671,448
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	9,511	9,123,398
Conn's Receivables Funding, LLC:
Series 2018-A, Class A, 3.25%, 1/15/23(1)	153	151,751
Series 2019-A, Class A, 3.40%, 10/16/23(1)	470	464,965
Series 2019-B, Class A, 2.66%, 6/17/24(1)	5,175	5,105,213
Credit Acceptance Auto Loan Trust:
Series 2017-2A, Class A, 2.55%, 2/17/26(1)	64	64,160
Series 2017-3A, Class A, 2.65%, 6/15/26(1)	443	443,842
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	674	714,559
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40(1)	545	555,906
Driven Brands Funding, LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45(1)	3,362	3,508,258
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	5,511	5,856,963
Element Rail Leasing I, LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44(1)	108	107,934
Series 2014-1A, Class B1, 4.406%, 4/19/44(1)	2,200	2,218,193
ExteNet, LLC, Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	4,625	4,658,283
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	5,737	5,442,100
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	1,208	978,483
Hardee's Funding, LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	3,291	3,349,106
Helios Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	1,865	1,882,054
Hertz Fleet Lease Funding, L.P., Series 2017-1, Class A2, 2.13%, 4/10/31(1)	1,145	1,141,383
InSite Issuer, LLC, Series 2016-1A, Class A, 2.883%, 11/15/46(1)	1,985	2,019,468
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	4,940	5,096,877
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	3,578	3,526,048
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	1,801	1,069,924
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	591	246,812
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	3,583	3,759,950
Security	Principal Amount (000's omitted)	Value
Mosaic Solar Loan Trust: (continued)
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	$13,360	$ 12,139,044
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	1,495	1,131,897
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	1,355	1,366,293
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	1,135	1,145,963
Mosaic Solar Loans LLC, Series 2017-1A, Class A, 4.45%, 6/20/42(1)	210	215,176
OneMain Financial Issuance Trust, Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	3,350	3,361,190
Oportun Funding IX, LLC, Series 2018-B, Class A, 3.91%, 7/8/24(1)	12,777	12,884,623
Oportun Funding VIII, LLC:
Series 2018-A, Class A, 3.61%, 3/8/24(1)	9,016	9,035,965
Series 2018-A, Class B, 4.45%, 3/8/24(1)	8,135	7,919,368
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	8,160	8,236,812
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	3,149	2,726,401
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25(1)	246	246,360
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49(1)	3,300	3,496,776
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	13,272	13,430,086
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	2,250	2,183,743
Series 2020-A, Class A, 2.62%, 12/15/26(1)	3,007	2,902,581
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	2,056	1,974,589
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	12,065	11,978,171
Series 2014-2, Class B, 5.44%, 7/20/44(1)	5,547	5,398,416
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	7,572	7,980,824
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 5/27/36(1)	5,900	5,975,509
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28(1)	285	292,154
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	27,049	28,422,592
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	2,210	2,174,857
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	1,474	1,445,956
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,916	2,893,347
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	1,641	1,612,508
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	3,777	3,740,002
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	5,570	5,650,927

Calvert
Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Tesla Auto Lease Trust: (continued)
Series 2018-B, Class C, 4.36%, 10/20/21(1)	$3,075	$ 3,136,789
Series 2019-A, Class A1, 2.005%, 12/18/20(1)	53	53,351
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	2,278	2,304,095
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	11,727	12,033,417
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	2,355	2,408,700
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	4,815	5,159,778
Vantage Data Centers Issuer, LLC:
Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	5,111	5,265,614
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	2,165	2,222,446
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	5,940	6,052,195
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	2,393	1,329,353
Series 2020-A, Class C, 6.657%, 3/15/45(1)	1,119	463,401
Total Asset-Backed Securities (identified cost $269,607,923)		$266,305,267

Collateralized Mortgage-Backed Obligations — 13.8%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	$19,890	$ 21,919,576
Series KW06, Class A2, 3.80%, 6/25/28(2)	5,335	6,306,970
Series W5FX, Class AFX, 3.336%, 4/25/28(2)	1,896	2,164,117
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 2.685%, (1 mo. USD LIBOR + 2.50%), 3/25/30(3)	7,670	7,754,067
Series 2017-HQA2, Class M2, 2.835%, (1 mo. USD LIBOR + 2.65%), 12/25/29(3)	1,477	1,470,820
Series 2018-DNA1, Class M2, 1.985%, (1 mo. USD LIBOR + 1.80%), 7/25/30(3)	1,806	1,779,927
Series 2018-DNA1, Class M2AT, 1.235%, (1 mo. USD LIBOR + 1.05%), 7/25/30(3)	3,901	3,893,362
Series 2019-DNA3, Class M2, 2.235%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(3)	8,819	8,659,263
Series 2019-DNA4, Class M2, 2.135%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	3,931	3,860,632
Series 2019-HQA2, Class M2, 2.235%, (1 mo. USD LIBOR + 2.05%), 4/25/49(1)(3)	1,687	1,661,175
Series 2019-HQA3, Class M2, 2.035%, (1 mo. USD LIBOR + 1.85%), 9/25/49(1)(3)	708	687,201
Series 2020-DNA1, Class M1, 0.885%, (1 mo. USD LIBOR + 0.70%), 1/25/50(1)(3)	1,415	1,419,161
Series 2020-DNA2, Class M1, 0.935%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(3)	5,229	5,208,051
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2020-DNA3, Class B1, (1 mo. USD LIBOR + 5.10%), 6/25/50(1)(4)	$712	$ 712,000
Series 2020-DNA3, Class M2, (1 mo. USD LIBOR + 3.00%), 6/25/50(1)(4)	682	682,000
Series 2020-HQA1, Class M1, 0.935%, (1 mo. USD LIBOR + 0.75%), 1/25/50(1)(3)	615	616,326
Federal National Mortgage Association:
Series 2017-M2, Class A1, 2.801%, 2/25/27(2)	1,010	1,041,669
Series 2017-M13, Class A2, 2.939%, 9/25/27(2)	6,508	7,292,949
Series 2018-M4, Class A2, 3.045%, 3/25/28(2)	8,534	9,674,399
Series 2018-M8, Class A2, 3.325%, 6/25/28(2)	4,629	5,305,841
Series 2018-M13, Class A2, 3.697%, 9/25/30(2)	17,300	20,836,726
Series 2019-M1, Class A2, 3.555%, 9/25/28(2)	15,102	17,778,349
Series 2019-M9, Class A2, 2.937%, 4/25/29	3,799	4,212,130
Series 2019-M22, Class A2, 2.522%, 8/25/29	43,238	47,438,044
Series 2020-M1, Class A2, 2.444%, 10/25/29	13,443	14,576,054
Series 2020-M20, Class A2, 1.435%, 10/25/29	9,220	9,520,450
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.435%, (1 mo. USD LIBOR + 5.25%), 10/25/23(3)	3,536	3,204,371
Series 2014-C02, Class 1M2, 2.785%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	4,192	3,763,656
Series 2014-C02, Class 2M2, 2.785%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	1,514	1,420,287
Series 2014-C03, Class 1M2, 3.185%, (1 mo. USD LIBOR + 3.00%), 7/25/24(3)	5,634	5,103,014
Series 2014-C03, Class 2M2, 3.085%, (1 mo. USD LIBOR + 2.90%), 7/25/24(3)	2,320	2,191,663
Series 2014-C04, Class 1M2, 5.085%, (1 mo. USD LIBOR + 4.90%), 11/25/24(3)	10,461	10,892,836
Series 2016-C06, Class 1M2, 4.435%, (1 mo. USD LIBOR + 4.25%), 4/25/29(3)	1,485	1,553,461
Series 2017-C06, Class 1M2, 2.835%, (1 mo. USD LIBOR + 2.65%), 2/25/30(3)	2,146	2,144,190
Series 2018-R07, Class 1M2, 2.585%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	3,538	3,510,783
Series 2019-R03, Class 1M2, 2.335%, (1 mo. USD LIBOR + 2.15%), 9/25/31(1)(3)	2,274	2,258,762
Series 2019-R05, Class 1M2, 2.185%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(3)	1,941	1,930,339
Series 2019-R06, Class 2M1, 0.935%, (1 mo. USD LIBOR + 0.75%), 9/25/39(1)(3)	902	904,917
Series 2020-R01, Class 1M1, 0.985%, (1 mo. USD LIBOR + 0.80%), 1/25/40(1)(3)	4,688	4,679,430
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	1,955	2,160,715

Calvert
Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Toorak Mortgage Corp., Ltd., Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(5)	$2,220	$ 2,196,336
Total Collateralized Mortgage-Backed Obligations (identified cost $241,945,798)		$ 254,386,019

Commercial Mortgage-Backed Securities — 3.4%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)	$9,685	$ 6,474,914
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)	4,805	2,959,140
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.105%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(3)	9,296	9,265,222
Series 2019-XL, Class B, 1.265%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(3)	3,024	2,979,684
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.435%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(3)	505	463,275
Series 2020-01, Class M10, 3.935%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	4,944	4,566,479
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,335	2,108,141
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(2)	385	317,048
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.885%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(3)	5,165	5,137,952
Series 2019-BPR, Class A, 1.585%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(3)	9,890	8,816,443
Motel 6 Trust:
Series 2017-MTL6, Class C, 1.585%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(3)	5,789	5,522,329
Series 2017-MTL6, Class D, 2.335%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(3)	907	856,755
RETL Trust:
Series 2019-RVP, Class A, 1.335%, (1 mo. USD LIBOR + 1.15%), 3/15/36(1)(3)	1,509	1,440,678
Series 2019-RVP, Class B, 1.735%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(3)	8,685	7,885,263
WFLD Mortgage Trust:
Series 2014-MONT, Class B, 3.88%, 8/10/31(1)(2)	1,000	952,173
Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(2)	2,700	2,490,897
Total Commercial Mortgage-Backed Securities (identified cost $69,655,008)		$62,236,393

Corporate Bonds — 48.0%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.7%
LG Chem, Ltd.:
3.25%, 10/15/24(1)	$6,400	$ 6,811,212
3.625%, 4/15/29(1)	3,325	3,619,769
Yara International ASA, 3.148%, 6/4/30(1)	2,914	3,035,705
		$ 13,466,686
Communications — 4.1%
AT&T, Inc.:
3.65%, 6/1/51	$9,856	$ 10,329,530
4.30%, 2/15/30	5,457	6,380,482
4.50%, 3/9/48	4,957	5,826,436
4.90%, 6/15/42	3,000	3,599,431
5.35%, 12/15/43	3,750	4,743,222
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	9,802	11,155,512
Comcast Corp., 4.70%, 10/15/48	3,180	4,275,091
Crown Castle Towers, LLC, 3.663%, 5/15/45(1)	2,100	2,245,863
Discovery Communications, LLC:
3.625%, 5/15/30	1,843	2,019,832
5.20%, 9/20/47	9,090	10,587,816
NBCUniversal Media, LLC, 4.45%, 1/15/43	1,500	1,889,178
T-Mobile USA, Inc., 2.55%, 2/15/31(1)	6,240	6,277,565
Verizon Communications, Inc., 3.875%, 2/8/29	5,457	6,467,390
		$75,797,348
Consumer, Cyclical — 4.0%
American Airlines Pass-Through Trust:
4.40%, 9/22/23	$5,349	$3,824,123
5.25%, 1/15/24	2,406	1,599,503
5.60%, 7/15/20(1)	214	215,269
5.625%, 1/15/21(1)	703	635,548
Azul Investments, LLP, 5.875%, 10/26/24(1)	1,490	700,516
Delta Air Lines, Inc., 7.375%, 1/15/26	6,458	6,254,412
Ford Motor Credit Co., LLC:
1.146%, (3 mo. USD LIBOR + 0.88%), 10/12/21(3)	5,522	5,241,035
1.636%, (3 mo. USD LIBOR + 1.08%), 8/3/22(3)	6,600	6,024,678
2.183%, (3 mo. USD LIBOR + 0.81%), 4/5/21(3)	1,460	1,401,374
2.979%, 8/3/22	13,035	12,542,277
3.087%, 1/9/23	2,205	2,100,946
4.14%, 2/15/23	1,770	1,740,707
Home Depot, Inc. (The), 2.70%, 4/15/30	2,866	3,153,045
Macy's Retail Holdings, Inc.:
2.875%, 2/15/23	6,787	5,412,633
3.875%, 1/15/22	2,465	2,188,427

Calvert
Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical (continued)
Macy's Retail Holdings, Inc.: (continued)
4.375%, 9/1/23	$2,221	$ 1,654,645
Magna International, Inc., 2.45%, 6/15/30	3,814	3,908,496
Nordstrom, Inc.:
4.375%, 4/1/30	5,866	4,609,948
5.00%, 1/15/44	5,689	4,033,286
Tapestry, Inc., 4.125%, 7/15/27	6,356	5,990,012
		$ 73,230,880
Consumer, Non-cyclical — 3.6%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$1,014	$1,011,465
4.25%, 11/1/29(1)	5,174	5,186,935
Becton Dickinson and Co.:
1.181%, (3 mo. USD LIBOR + 0.875%), 12/29/20(3)	11,961	11,961,986
2.894%, 6/6/22	1,667	1,725,473
Centene Corp.:
3.375%, 2/15/30	2,435	2,462,455
4.25%, 12/15/27	2,443	2,526,612
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	3,965	4,259,551
CVS Health Corp.:
2.625%, 8/15/24	1,508	1,611,101
3.00%, 8/15/26	8,284	9,069,878
4.30%, 3/25/28	7,696	9,003,188
CVS Pass-Through Trust, 6.036%, 12/10/28	1,624	1,836,332
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	1,880	1,973,761
Ford Foundation (The), 2.415%, 6/1/50	6,560	6,712,702
Kaiser Foundation Hospitals, 3.15%, 5/1/27	4,091	4,549,940
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000	1,229,775
		$65,121,154
Energy — 1.3%
National Oilwell Varco, Inc., 3.60%, 12/1/29	$11,969	$11,755,710
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	3,260	3,316,431
5.00%, 1/31/28(1)	8,737	9,150,391
		$24,222,532
Financial — 22.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.50%, 9/15/23(4)	$4,780	$4,784,088
6.50%, 7/15/25	2,542	2,665,892
Affiliated Managers Group, Inc., 3.30%, 6/15/30	7,698	7,857,399
Aflac, Inc., 3.60%, 4/1/30	4,301	5,027,003
Security	Principal Amount (000's omitted)	Value
Financial (continued)
AG Issuer, LLC, 6.25%, 3/1/28(1)	$3,187	$ 2,971,877
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	3,899	3,521,284
Ameriprise Financial, Inc., 3.00%, 4/2/25	2,471	2,686,735
ANZ New Zealand International, Ltd., 2.20%, 7/17/20(1)	2,032	2,033,573
Arch Capital Group, Ltd., 3.635%, 6/30/50	2,950	3,101,069
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(6)	6,352	6,485,094
Banco Santander S.A., 2.746%, 5/28/25	1,800	1,866,614
Bank of America Corp.:
1.486% to 5/19/23, 5/19/24(6)	8,851	8,998,375
2.289%, (3 mo. USD LIBOR + 1.18%), 10/21/22(3)	2,155	2,173,870
2.456% to 10/22/24, 10/22/25(6)	9,093	9,571,958
2.676% to 6/19/40, 6/19/41(6)	10,633	10,961,224
3.419% to 12/20/27, 12/20/28(6)	5,369	5,983,106
3.499% to 5/17/21, 5/17/22(6)	6,741	6,902,046
3.55% to 3/5/23, 3/5/24(6)	8,200	8,765,428
3.593% to 7/21/27, 7/21/28(6)	6,450	7,250,272
3.824% to 1/20/27, 1/20/28(6)	6,032	6,864,231
3.974% to 2/7/29, 2/7/30(6)	1,960	2,282,165
Bank of America NA, 3.335% to 1/25/22, 1/25/23(6)	11,436	11,941,492
Bank of Montreal, 2.05%, 11/1/22	11,317	11,695,283
Bank of Nova Scotia (The):
1.625%, 5/1/23	6,295	6,446,298
2.375%, 1/18/23	7,809	8,134,320
BankUnited, Inc., 5.125%, 6/11/30	6,275	6,412,916
Capital One Financial Corp.:
1.21%, (3 mo. USD LIBOR + 0.45%), 10/30/20(3)	1,925	1,926,767
2.60%, 5/11/23	1,845	1,927,946
3.30%, 10/30/24	4,779	5,146,791
4.20%, 10/29/25	2,100	2,333,100
Citigroup, Inc.:
1.678% to 5/15/23, 5/15/24(6)	11,282	11,509,695
2.65%, 10/26/20	3,435	3,459,081
2.75%, 4/25/22	2,600	2,696,028
2.976% to 11/5/29, 11/5/30(6)	5,823	6,200,506
3.106% to 4/8/25, 4/8/26(6)	4,706	5,054,544
3.142% to 1/24/22, 1/24/23(6)	3,330	3,444,746
3.887% to 1/10/27, 1/10/28(6)	16,815	18,961,775
Citizens Bank NA, 2.55%, 5/13/21	1,400	1,423,012
Citizens Financial Group, Inc.:
2.375%, 7/28/21	1,475	1,493,997
4.15%, 9/28/22(1)	702	739,996
Commonwealth Bank of Australia:
2.50%, 9/18/22(1)	2,120	2,212,413

Calvert
Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Commonwealth Bank of Australia: (continued)
3.61% to 9/12/29, 9/12/34(1)(6)	$2,947	$ 3,141,228
Digital Realty Trust, L.P.:
3.95%, 7/1/22	3,100	3,286,798
4.75%, 10/1/25	2,035	2,350,553
Discover Bank:
2.70%, 2/6/30	2,285	2,307,269
3.45%, 7/27/26	1,750	1,893,459
4.682% to 8/9/23, 8/9/28(6)	4,790	4,839,409
Discover Financial Services:
3.95%, 11/6/24	1,500	1,642,517
6.125% to 6/23/25(6)(7)	6,836	7,028,775
EPR Properties, 3.75%, 8/15/29	7,750	6,763,377
Goldman Sachs Group, Inc. (The):
2.905% to 7/24/22, 7/24/23(6)	3,656	3,801,213
2.908% to 6/5/22, 6/5/23(6)	7,700	7,984,622
HAT Holdings I, LLC/HAT Holdings II, LLC:
5.25%, 7/15/24(1)	1,568	1,602,465
6.00%, 4/15/25(1)	296	310,615
Iron Mountain, Inc., 5.00%, 7/15/28(1)	1,050	1,028,344
JPMorgan Chase & Co.:
2.739% to 10/15/29, 10/15/30(6)	4,603	4,941,423
2.956% to 5/13/30, 5/13/31(6)	2,188	2,331,669
3.797% to 7/23/23, 7/23/24(6)	6,500	7,050,885
KKR Group Finance Co. VI, LLC, 3.75%, 7/1/29(1)	6,840	7,862,600
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(6)	5,017	5,185,158
Macquarie Bank, Ltd., 3.624%, 6/3/30(1)	3,355	3,522,234
Marsh & McLennan Cos., Inc., 1.506%, (3 mo. USD LIBOR + 1.20%), 12/29/21(3)	1,779	1,779,911
Morgan Stanley:
0.80%, (SOFR + 0.70%), 1/20/23(3)	13,439	13,408,505
2.42%, (3 mo. USD LIBOR + 1.40%), 10/24/23(3)	2,190	2,213,611
4.00%, 7/23/25	5,700	6,467,087
4.875%, 11/1/22	2,075	2,258,307
National Australia Bank, Ltd., 3.625%, 6/20/23	2,650	2,882,175
Nationwide Building Society, 3.96% to 7/18/29, 7/18/30(1)(6)	3,845	4,332,802
PNC Bank NA, 2.70%, 11/1/22	5,000	5,233,216
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	34,340	36,446,508
Regions Financial Corp., 2.75%, 8/14/22	1,198	1,248,249
SBA Tower Trust, 3.722%, 4/9/48(1)	4,150	4,315,976
SITE Centers Corp., 3.625%, 2/1/25	4,767	4,809,118
Standard Chartered PLC, 6.00% to 7/26/25(1)(6)(7)(8)	3,251	3,259,127
Stifel Financial Corp., 4.00%, 5/15/30	4,782	5,074,065
Security	Principal Amount (000's omitted)	Value
Financial (continued)
Synovus Bank/Columbus GA, 2.289% to 2/10/22, 2/10/23(6)	$9,250	$ 9,369,479
Synovus Financial Corp., 3.125%, 11/1/22	1,267	1,285,657
Truist Financial Corp., 5.10% to 3/1/30(6)(7)	6,010	6,220,951
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(6)	2,117	2,137,802
Welltower, Inc., 2.75%, 1/15/31	3,755	3,744,449
		$ 421,275,617
Government - Multinational — 1.1%
Asian Development Bank, 3.125%, 9/26/28	$5,500	$ 6,500,808
International Bank for Reconstruction & Development, 3.125%, 11/20/25	12,050	13,713,491
		$20,214,299
Industrial — 4.1%
Cemex SAB de CV, 7.375%, 6/5/27(1)	$2,015	$2,052,277
FedEx Corp., 4.55%, 4/1/46	6,160	6,657,927
Jabil, Inc.:
3.60%, 1/15/30	6,161	6,463,073
3.95%, 1/12/28	7,131	7,672,890
4.70%, 9/15/22	6,613	7,029,461
nVent Finance S.a.r.l., 4.55%, 4/15/28	10,846	11,618,808
Owens Corning, 3.95%, 8/15/29	11,701	12,766,034
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21(1)	2,040	2,049,348
3.00%, 7/15/22(1)	1,750	1,759,632
3.55%, 4/15/24(1)	3,200	3,278,437
Valmont Industries, Inc., 5.25%, 10/1/54	3,846	4,027,575
Westinghouse Air Brake Technologies Corp., 1.613%, (3 mo. USD LIBOR + 1.30%), 9/15/21(3)	4,566	4,566,000
Xylem, Inc., 2.25%, 1/30/31	5,896	5,942,413
		$75,883,875
Other Revenue — 0.5%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$9,400	$9,632,676
		$9,632,676
Technology — 2.7%
Apple, Inc., 3.00%, 6/20/27	$5,686	$6,354,678
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	1,645	1,653,917
DXC Technology Co.:
4.00%, 4/15/23	3,926	4,123,133
4.125%, 4/15/25	3,167	3,375,568
4.25%, 4/15/24(8)	879	946,302

Calvert
Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Technology (continued)
DXC Technology Co.: (continued)
4.75%, 4/15/27	$4,231	$ 4,642,215
Hewlett Packard Enterprise Co.:
0.998%, (3 mo. USD LIBOR + 0.68%), 3/12/21(3)	3,026	3,024,530
2.093%, (3 mo. USD LIBOR + 0.72%), 10/5/21(3)	3,449	3,443,096
HP, Inc., 3.40%, 6/17/30	9,372	9,654,601
Microsoft Corp., 2.525%, 6/1/50	3,050	3,172,371
Seagate HDD Cayman:
4.091%, 6/1/29(1)	1,587	1,662,810
4.875%, 3/1/24	2,145	2,300,593
5.75%, 12/1/34	2,275	2,514,182
Western Digital Corp., 4.75%, 2/15/26	3,373	3,496,249
		$50,364,245
Utilities — 3.0%
American Water Capital Corp., 2.95%, 9/1/27	$3,590	$3,958,036
Avangrid, Inc.:
3.15%, 12/1/24	10,620	11,479,037
3.80%, 6/1/29	7,100	8,256,753
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	2,571	2,931,805
Enel Finance International NV, 2.65%, 9/10/24(1)	7,485	7,827,886
MidAmerican Energy Co.:
3.15%, 4/15/50	2,990	3,301,537
4.25%, 7/15/49	4,815	6,259,916
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	3,561	3,570,276
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	3,518	3,557,282
Public Service Co. of Colorado, 3.70%, 6/15/28	2,581	3,000,797
		$54,143,325
Total Corporate Bonds (identified cost $850,143,290)		$883,352,637

Floating Rate Loans(9) — 1.8%

Security	Principal Amount (000's omitted)	Value
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.928%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$2,610	$ 2,471,659
		$ 2,471,659
Security	Principal Amount (000's omitted)	Value
Drugs — 0.2%
Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	$3,888	$ 3,831,333
		$ 3,831,333
Electronics/Electrical — 0.7%
Epicor Software Corporation, Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), 6/1/22	$5,636	$ 5,530,852
Go Daddy Operating Company, LLC, Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 2/15/24	570	550,581
Hyland Software, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/1/24	5,329	5,185,426
MA FinanceCo., LLC, Term Loan, 2.678%, (1 mo. USD LIBOR + 2.50%), 6/21/24	164	153,571
Seattle Spinco, Inc., Term Loan, 2.678%, (1 mo. USD LIBOR + 2.50%), 6/21/24	1,106	1,037,104
SolarWinds Holdings, Inc., Term Loan, 2.928%, (1 mo. USD LIBOR + 2.75%), 2/5/24	906	879,332
		$13,336,866
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$1,329	$1,243,157
		$1,243,157
Health Care — 0.1%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$1,750	$1,684,988
		$1,684,988
Insurance — 0.2%
Asurion, LLC, Term Loan, 3.178%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$4,147	$4,022,705
		$4,022,705
Leisure Goods/Activities/Movies — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 2.178%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$797	$760,868
		$760,868
Lodging and Casinos — 0.0%(10)
ESH Hospitality, Inc., Term Loan, 2.178%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$473	$451,254
		$451,254
Telecommunications — 0.3%
CenturyLink, Inc., Term Loan, 2.428%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$2,612	$2,470,262

Calvert
Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Telecommunications (continued)
Level 3 Financing, Inc., Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 3/1/27	$811	$ 768,279
Ziggo Financing Partnership, Term Loan, 2.685%, (1 mo. USD LIBOR + 2.50%), 4/30/28	2,100	1,989,750
		$ 5,228,291
Total Floating Rate Loans (identified cost $34,208,010)		$ 33,031,121

High Social Impact Investments — 0.3%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(11)(12)	$5,292	$ 5,214,041
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20(12)(13)	490	472,311
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20(12)(13)	631	540,104
Total High Social Impact Investments (identified cost $6,412,992)		$ 6,226,456

Preferred Stocks — 0.4%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(6)	96,673	$ 1,568,036
		$ 1,568,036
Real Estate Management & Development — 0.3%
Brookfield Property Partners, L.P.:
Series A, 5.75%	100,000	$ 1,656,000
Series A2, 6.375%	211,400	3,832,682
		$ 5,488,682
Total Preferred Stocks (identified cost $10,040,227)		$ 7,056,718

Sovereign Government Bonds — 0.2%

Security	Principal Amount (000's omitted)	Value
Nacional Financiera SNC, 3.375%, 11/5/20(1)	$3,450	$ 3,462,627
Total Sovereign Government Bonds (identified cost $3,449,543)		$ 3,462,627

Taxable Municipal Obligations — 4.3%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.9%
Commonwealth of Massachusetts, 5.456%, 12/1/39(14)	$750	$ 1,064,903
Los Angeles Unified School District, CA, 5.75%, 7/1/34(14)	3,750	5,194,950
Massachusetts, Green Bonds, 3.277%, 6/1/46	4,770	5,533,534
New York City, NY, 5.206%, 10/1/31(14)	1,030	1,288,952
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	3,085	3,411,671
		$ 16,494,010
Special Tax Revenue — 1.7%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$5,565	$5,770,905
2.484%, 6/1/27	3,980	4,128,932
2.534%, 6/1/28	4,980	5,140,306
2.584%, 6/1/29	2,715	2,786,947
2.984%, 6/1/33	3,060	3,174,566
3.034%, 6/1/34	2,195	2,274,174
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(14)	3,800	4,532,184
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(14)	3,540	4,679,066
		$32,487,080
Water and Sewer — 1.7%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,170	$1,687,163
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds:
2.094%, 9/1/30	2,495	2,548,668
2.184%, 9/1/31	1,985	2,025,911
2.264%, 9/1/32	1,780	1,817,789
2.344%, 9/1/33	1,945	1,988,860
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	19,705	21,022,082
		$31,090,473
Total Taxable Municipal Obligations (identified cost $74,196,853)		$80,071,563

Calvert
Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

U.S. Government Agencies and Instrumentalities — 1.8%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	$1,558	$ 1,628,433
2.618%, 8/1/23	778	830,041
2.668%, 8/1/24	2,726	2,965,615
2.738%, 8/1/25	2,726	3,023,258
3.435%, 8/1/34	3,060	3,610,720
3.485%, 8/1/35	1,720	2,031,181
3.535%, 8/1/36	929	1,075,144
3.585%, 8/1/37	3,170	3,672,443
3.635%, 8/1/38	657	761,703
U.S. International Development Finance Corp.:
1.79%, 10/15/29	1,812	1,888,653
2.36%, 10/15/29	1,500	1,603,256
3.22%, 9/15/29	2,532	2,811,108
3.52%, 9/20/32	5,698	6,490,864
Total U.S. Government Agencies and Instrumentalities (identified cost $29,820,782)		$32,392,419

U.S. Government Agency Mortgage-Backed Securities — 11.2%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
30-Year, 2.50%, TBA(15)	$45,715	$ 47,647,174
30-Year, 3.00%, TBA(15)	98,475	103,687,247
30-Year, 3.50%, TBA(15)	20,340	21,391,959
Pool #AN1879, 2.65%, with maturity at 6/1/26	2,793	3,056,362
Pool #AN1909, 2.68%, with maturity at 7/1/26	3,000	3,285,658
Pool #BM3990, 4.00%, with maturity at 3/1/48	8,293	8,816,907
Pool #BM5673, 3.50%, with maturity at 11/1/48	4,003	4,219,521
Pool #MA3149, 4.00%, with maturity at 10/1/47	14,068	14,986,240
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $205,573,226)		$207,091,068

U.S. Treasury Obligations — 7.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
2.25%, 8/15/49	$17,265	$ 20,760,488
2.375%, 11/15/49	16,850	20,807,117
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
2.875%, 5/15/49	$9,180	$ 12,416,129
U.S. Treasury Inflation-Protected Notes:
0.625%, 4/15/23(16)	8,518	8,866,227
0.75%, 7/15/28(16)	58,207	65,692,683
U.S. Treasury Notes, 0.625%, 5/15/30	4,084	4,072,195
Total U.S. Treasury Obligations (identified cost $116,662,036)		$ 132,614,839

Short-Term Investments — 2.1%
Other — 2.0%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(17)	37,810,249	$ 37,810,249
Total Other (identified cost $37,810,249)		$ 37,810,249
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(18)	1,465,660	$ 1,465,660
Total Securities Lending Collateral (identified cost $1,465,660)		$ 1,465,660
Total Short-Term Investments (identified cost $39,275,909)		$ 39,275,909
Total Investments — 109.0% (identified cost $1,950,991,597)		$2,007,503,036
Other Assets, Less Liabilities — (9.0)%		$ (165,585,992)
Net Assets — 100.0%		$1,841,917,044

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $483,272,932, which represents 26.2% of the net assets of the Fund as of June 30, 2020.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2020.
(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2020.
(4)	When-issued security. For a variable rate security, interest rate will be determined after June 30, 2020.

Calvert
Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

(5)	Step coupon security. The interest rate disclosed is that which is in effect on June 30, 2020.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $1,801,800 and the total market value of the collateral received by the Fund was $1,830,850, comprised of cash of $1,465,660 and U.S. government and/or agencies securities of $365,190.
(9)	Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2020. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.
(10)	Amount is less than 0.05%.
(11)	Affiliated company.
(12)	Restricted security. Total market value of restricted securities amounts to $6,226,456, which represents 0.3% of the net assets of the Fund as of June 30, 2020.
(13)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2020.
(14)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(15)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(16)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(17)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(18)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	557	Long	9/30/20	$123,001,266	$35,094
U.S. Ultra-Long Treasury Bond	323	Long	9/21/20	70,464,469	306,936
U.S. 5-Year Treasury Note	(254)	Short	9/30/20	(31,938,516)	(91,718)
U.S. Long Treasury Bond	(178)	Short	9/21/20	(31,784,125)	(333,135)
U.S. Ultra 10-Year Treasury Note	(1,375)	Short	9/21/20	(216,541,015)	(1,335,085)
					$(1,417,908)
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	$5,291,992
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20	11/13/15	490,000
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20	11/13/15	631,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Calvert
Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Currency Abbreviations:
USD	– United States Dollar

Calvert
Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

During the fiscal year to date ended June 30, 2020, the Fund used futures contracts to hedge against fluctuations in interest rates and to manage overall duration.
At June 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
At June 30, 2020, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $43,024,290, which represents 2.3% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:
Name of issuer/affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$5,060,480	$ —	$(5,087,392)	$ —	$26,912	$ —	$14,838	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	5,291,992	—	—	(77,951)	5,214,041	42,997	5,291,992
Short-Term Investments
Calvert Cash Reserves Fund, LLC	—	119,791,095	(81,980,846)	—	—	37,810,249	4,945	37,810,249
Totals				$ —	$(51,039)	$43,024,290	$62,780

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$266,305,267	$ —	$266,305,267
Collateralized Mortgage-Backed Obligations	—	254,386,019	—	254,386,019
Commercial Mortgage-Backed Securities	—	62,236,393	—	62,236,393
Corporate Bonds	—	883,352,637	—	883,352,637
Floating Rate Loans	—	33,031,121	—	33,031,121
High Social Impact Investments	—	6,226,456	—	6,226,456
Preferred Stocks	7,056,718	—	—	7,056,718
Sovereign Government Bonds	—	3,462,627	—	3,462,627
Taxable Municipal Obligations	—	80,071,563	—	80,071,563
U.S. Government Agencies and Instrumentalities	—	32,392,419	—	32,392,419
U.S. Government Agency Mortgage-Backed Securities	—	207,091,068	—	207,091,068
U.S. Treasury Obligations	—	132,614,839	—	132,614,839
Short-Term Investments:
Other	—	37,810,249	—	37,810,249

Calvert
Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$1,465,660	$ —	$ —	$1,465,660
Total Investments	$8,522,378	$1,998,980,658	$ —	$2,007,503,036
Futures Contracts	$342,030	$ —	$ —	$342,030
Total	$8,864,408	$1,998,980,658	$ —	$2,007,845,066
Liability Description
Futures Contracts	$(1,759,938)	$ —	$ —	$(1,759,938)
Total	$(1,759,938)	$ —	$ —	$(1,759,938)
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2020 is not presented.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.